CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Preferred Stock, Series A
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares outstanding	22,034	22,034
Preferred Stock, Series C
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	91,259	91,259
Preferred stock, shares outstanding	91,887	91,887
Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	480,000,000	480,000,000
Common stock, shares issued	27,303,112	27,303,112
Common stock, shares outstanding	26,978,501	26,978,501